Lease - Lease Liabilities (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Leases.
Total long-term lease liabilities	R 15,173	R 14,382
Short-term portion (included in short-term debt)	2,264	1,915
Lease liabilities	17,437	16,297	R 16,034
Reconciliation
Balance at beginning of year	16,297	16,034
New lease contracts	2,884	1,385
Payments made on lease liabilities	(2,698)	(2,269)	(2,264)
Modifications and reassessments	865	349
Interest accrued	520	293
Termination of lease liability	(155)	(517)
Translation of foreign operations	(276)	1,022
Balance at end of year	R 17,437	R 16,297	R 16,034